Note 9 - Real Estate, Net	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Real Estate Disclosure [Text Block]
NOTE
9
Real Estate
, Net
A summary of real estate at
December 31, 2018
and
2017
is as follows:

	2018			2017
(Dollars in thousands)	Residential	Commerci al	Total	Residential	Commercial	Total
Real estate in judgment subject to redemption	$0	0	0	40	173	213
Real estate acquired through foreclosure	0	414	414	0	414	414
	0	414	414	40	587	627
Allowance for losses	0	0	0	0	0	0
Real estate, net	$0	414	414	40	587	627